Property, plant and equipment	12 Months Ended
Mar. 31, 2020
Disclosure of property, plant and equipments [Abstract]
Disclosure of property, plant and equipment [text block]
5.	Property, plant and equipment

The following table presents the changes in property, plant and equipment during the year ended March 31, 2020

	Cost					Accumulated depreciation					Carrying amount as at March 31, 2020
Particulars	As at April 1, 2019	Adjustment on adoption of IFRS 16	Additions	Disposals	As at Mar 31, 2020	As at April 1, 2019	Adjustment on adoption of IFRS 16	Depreciation for the year	Deletions	As at Mar 31, 2020
Freehold Land	-	-	147,176	-	147,176	-	-	-	-	-	147,176
Building	2,437,687	291,146	2,249,209	-	4,395,750	723,160	128,759	96,544	-	690,945	3,704,805
Plant and machinery	13,944,419	2,538,826	2,111,324	90,315	13,426,602	9,817,005	2,244,694	961,273	68,950	8,464,634	4,961,967
Computer equipment	1,517,322	-	89,817	5,498	1,601,641	1,185,171		171,555	5,438	1,351,288	250,353
Office equipment	684,295	-	370,171	34	1,054,432	424,921		128,365	34	553,252	501,180
Furniture and fittings	1,388,063	-	1,151,198	73	2,539,188	983,366		225,414	73	1,208,707	1,330,481
Vehicles	9,656	-	65	-	9,721	8,456		1,219	-	9,675	46
Total	19,981,442	2,829,972	6,118,960	95,920	23,174,510	13,142,079	2,373,453	1,584,370	74,495	12,278,501	10,896,008
Add: Construction in progress											905,522
Total	19,981,442	2,829,972	6,118,960	95,920	23,174,510	13,142,079	2,373,453	1,584,370	74,495	12,278,501	11,801,530

The following table presents the changes in property, plant and equipment during the year ended March 31, 2019

	Cost				Accumulated depreciation				Carrying
Particulars	As at April 1, 2018	Additions	Disposals	As at March 31, 2019	As at April 1, 2018	Depreciation for the year	Deletions	As at March 31, 2019	amount as at March 31, 2019
Building	2,301,987	135,700	-	2,437,687	639,622	83,538	-	723,160	1,714,527
Plant and machinery	12,293,776	1,723,910	73,267	13,944,419	9,017,370	872,318	72,683	9,817,005	4,127,414
Computer equipment	1,407,816	120,371	10,865	1,517,322	1,006,370	189,606	10,805	1,185,171	332,151
Office equipment	601,793	82,636	134	684,295	346,024	79,031	134	424,921	259,374
Furniture and fittings	1,250,834	146,401	9,172	1,388,063	864,935	127,603	9,172	983,366	404,697
Vehicles	9,656	-	-	9,656	6,056	2,400	-	8,456	1,200
Total	17,865,862	2,209,018	93,438	19,981,442	11,880,377	1,354,496	92,794	13,142,079	6,839,363
Add: Construction in progress									1,796,649
Total	17,865,862	2,209,018	93,438	19,981,442	11,880,377	1,354,496	92,794	13,142,079	8,636,012

The following table presents the changes in property, plant and equipment during the year ended March 31, 2018

	Cost				Accumulated depreciation
Particulars	As at April 1, 2017	Additions	Disposals	As at March 31, 2018	As at April 1, 2017	Depreciation for the year	Deletions	As at March 31, 2018	Carrying amount as at March 31, 2018
Building	2,301,987	-	-	2,301,987	557,439	82,183	-	639,622	1,662,365
Plant and machinery	11,585,120	795,351	86,695	12,293,776	7,864,346	1,174,083	21,059	9,017,370	3,276,406
Computer equipment	1,162,259	251,022	5,465	1,407,816	834,398	177,345	5,373	1,006,370	401,446
Office equipment	496,015	106,953	1,175	601,793	281,432	65,808	1,216	346,024	255,769
Furniture and fittings	1,093,544	157,940	650	1,250,834	753,209	112,623	897	864,935	385,899
Vehicles	9,656	-	-	9,656	3,656	2,400	-	6,056	3,600
Total	16,648,581	1,311,266	93,985	17,865,862	10,294,480	1,614,442	28,545	11,880,377	5,985,485
Add: Construction in progress									1,227,936
Total	16,648,581	1,311,266	93,985	17,865,862	10,294,480	1,614,442	28,545	11,880,377	7,213,421

Capital Commitments
As of March 31, 2020 and March 31, 2019, the Company had committed to spend approximately ₹ 6,140,770 and ₹ 3,157,693 respectively, under agreements to purchase property, plant and equipment.

Construction in progress
Amounts paid towards acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of property, plant and equipment that are not ready to be put into use are disclosed under construction-in-progress.

Security
As at March 31, 2020 property, plant and equipment with a carrying amount of ₹ 10,888,446 (March 31, 2019: ₹ 6,375,273) are subject to a registered charge to secure bank borrowings.